Intangible Assets - Estimated Amortization Expense (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 173
2017	162
2018	130
2019	101
2020	$ 78